Other income (Tables)	6 Months Ended
Jun. 30, 2024
Other Income Tables [Line Items]
Disclosure Of Other Operating Income Tables Explanatory

For the quarter ended Year-to-date
USD m 30.6.24 31.3.24 30.6.23 30.6.24 30.6.23
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of

subsidiaries
1
(2) (1) 4 (3) 6
Net gains / (losses) from disposals of investments in associates and joint ventures
2 (2) 0 0 0
Share of net profits of associates and joint ventures 52 58 27 110 36
Total 52 55 31 107 43
Income from properties
2
15 14 9 29 13
Net gains / (losses) from properties held for sale (2) (1) 0 (4) 0
Other 89 56 148 145 203
Total other income 154 124 188 278 258
1 Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to the disposal or closure of foreign operations.

2 Includes rent received from third parties.